Reinsurance (Details ) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Reinsurance Recoverables
Ceded future policyholder benefits and expense	$ 208,022	$ 143,007
Ceded unearned premium	3,857	2,667
Ceded claims and benefits payable	36,809	29,983
Ceded paid losses	1,484	1,644
Total	250,172	177,301
The Hartford and John Hancock
Reinsurance Recoverables
Total	243,308
Number of reinsurers with the largest reinsurance recoverable balances	2
A. M. Best ratings of reinsurer, A++ or A+
Reinsurance Recoverables
Ceded future policyholder benefits and expense	203,351
Ceded unearned premium	3,857
Ceded claims and benefits payable	36,034
Ceded paid losses	145
Total	243,387
A. M. Best ratings of reinsurer, A or A-
Reinsurance Recoverables
Ceded future policyholder benefits and expense	4,671
Ceded unearned premium	0
Ceded claims and benefits payable	27
Ceded paid losses	5
Total	4,703
Not rated
Reinsurance Recoverables
Ceded future policyholder benefits and expense	0
Ceded unearned premium	0
Ceded claims and benefits payable	748
Ceded paid losses	1,334
Total	$ 2,082